Derivative financial instruments - Net investment hedge (Details) - Net investment hedge € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) ¥ / £ AUD ($) $ / £ USD ($) EUR (€) € / £	Dec. 31, 2022 GBP (£) $ / £ USD ($) € / £ ¥ / £ EUR (€) $ / £ AUD ($)
Derivative financial instruments
Hedge ratio	1
Ineffectiveness	£ 0	£ (1)
Gain (loss) in net investment hedge reserves related to continuing hedges	16	(91)
Gain (loss) in net investment hedge reserves related to discontinued hedges	0	0
Cross-currency swaps | US dollar
Derivative financial instruments
Carrying amount	£ 9
Carrying amount		£ (105)
Notional amount	(1,641)	(1,728)
Hedge ratio	1	1
Change in fair value of outstanding instrument	£ 114	£ (109)
Change in fair value of hedged item	£ 114	(108)
Ineffectiveness		£ (1)
Weighted average foreign exchange rate for the year | $ / £	1.250	1.250
Cross-currency swaps | JPY
Derivative financial instruments
Carrying amount	£ 1
Notional amount	(11)	(12)
Hedge ratio	1	1
Change in fair value of outstanding instrument	£ 1
Change in fair value of hedged item	£ 1
Weighted average foreign exchange rate for the year | ¥ / £	167.269	137.071
Bonds | Euro
Derivative financial instruments
Carrying amount	£ (298)	£ (510)
Notional amount	(343)	(577)
Hedge ratio	1	1
Change in fair value of outstanding instrument	£ 6	£ (22)
Change in fair value of hedged item	£ 6	£ (22)
Weighted average foreign exchange rate for the year | € / £	1.162	1.154
Term loan | US dollar
Derivative financial instruments
Carrying amount	£ (360)	£ (579)
Notional amount	(459)	(700)
Hedge ratio	1	1
Change in fair value of outstanding instrument	£ 9	£ 60
Change in fair value of hedged item	£ 9	£ 60
Weighted average foreign exchange rate for the year | $ / £	1.110	1.152
Overdraft | AUD
Derivative financial instruments
Carrying amount		£ (5)
Notional amount	0	(8)
Hedge ratio		1
Weighted average foreign exchange rate for the year | $ / £		1.819